SEMI
Annual
Report

[GRAPHIC
OMITTED]

DECEMBER 31, 2002


FRANKLIN FEDERAL MONEY FUND

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[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

           THANK YOU FOR INVESTING WITH
       FRANKLIN TEMPLETON. WE ENCOURAGE
  OUR INVESTORS TO MAINTAIN A LONG-TERM
      PERSPECTIVE AND REMEMBER THAT ALL
    SECURITIES MARKETS MOVE BOTH UP AND
  DOWN, AS DO MUTUAL FUND SHARE PRICES.
        WE APPRECIATE YOUR PAST SUPPORT
       AND LOOK FORWARD TO SERVING YOUR
   INVESTMENT NEEDS IN THE YEARS AHEAD.

[PHOTO OMITTED]
CHARLES B. JOHNSON

CHARLES B. JOHNSON
CHAIRMAN
FRANKLIN FEDERAL MONEY FUND

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Log in at franklintempleton.com and click on eDelivery. Shareholders who are
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




SHAREHOLDER LETTER

CONTENTS

--------------------------------------------------------------------------------

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN FEDERAL MONEY FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND INVESTS ALL OF ITS ASSETS IN THE SHARES OF THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO (THE PORTFOLIO), WHICH HAS THE SAME INVESTMENT GOAL. AT PRESENT, THE PORTFOLIO'S POLICY IS TO LIMIT ITS INVESTMENTS TO U.S. TREASURY BILLS, NOTES AND BONDS, AND TO REPURCHASE AGREEMENTS COLLATERALIZED BY SUCH SECURITIES. THE FUND ATTEMPTS TO MAINTAIN A STABLE $1.00 SHARE PRICE. 1
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for Franklin Federal Money Fund covers the period ended December 31, 2002. Modest economic growth, accommodative short-term interest rates and continued volatility characterized financial conditions in the U.S. during the six-month reporting period.

As we began the period, many of the economic conditions that led to 2001's recession and slowed the economy in the second quarter were still evident and potentially posed a problem in 2002's second half. The previous year's recession was mostly business driven so it was natural to depend



Shareholder Letter ..........  1

Performance Summary .........  3

Financial Highlights &
Statement of Investments ....  5

Financial Statements ........  7

Notes to
Financial Statements ........ 10



[GRAPHIC OMITTED] FUND CATEGORY
EDGAR REPRESENTATION OF TEXT USED IN PYRAMID GRAPHIC AS FOLLOWS:

Global
Growth
Growth & Income
Income
Tax-Free Income

1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 6.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE on the business sector to drive a recovery. However, non-residential fixed investment (a measure for business expenditures) continued to decline during the reporting period. Weak business investment and the slackening economy helped push unemployment to its highest level since 1994, at 6.0% in November and December. This became a major concern because consumers have so far helped the economy maintain a moderate growth level. As unemployment increased, consumer confidence fell to the lowest levels in nearly a decade.

Although the economy faced significant headwinds, there were several important mitigating factors. Productivity accelerated as American workers produced more per unit of labor than ever before. This enabled corporations to show sequential earnings growth for the first time in a number of quarters. The consumer, while concerned with the economy and unemployment, continued to spend, albeit at a more moderate rate. Real estate remained a particular area of strength as housing starts kept rising and mortgage rates stayed very low. The development of the Chinese marketplace as well as declining prices around the world has muted inflation, which should keep interest rates low. Along with fiscal stimulus in the form of tax cuts, these positive factors should help the economy as 2003 begins.

Despite some favorable economic indicators, including annualized gross domestic product growth of 4.0% for third quarter 2002, the stock market remained unresponsive and registered its third consecutive annual decline. The Standard & Poor's 500 Composite Index (S&P 500) fell 10.29% for the six months ended December 31, 2002. 2 One key element negatively affecting


2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

stock market valuation was geopolitical risk, as the threat of war in Iraq created a great deal of uncertainty and volatility. Conversely, the bond market performed well as investors flocked to the perceived safety of fixed income investments. The 10-year U.S. Treasury bond's yield decreased from 4.86% at the beginning of the period to 3.83% on December 31, 2002.

While the Federal Reserve Board (the Fed) does not target the stock market with respect to its policy, it does target the overall economy. The Fed kept the federal funds target rate constant at 1.75% for most of the period until lowering it 50 basis points in November to 1.25%. This move displayed that the Fed remains vigilant and will continue to use its power to ensure U.S. economic stability. Reflecting the declining interest rate environment during the six months under review, the Fund's seven-day effective yield declined from 1.11% on June 30, 2002, to 0.55% on December 31, 2002.

During the period, we continued to invest the Portfolio's assets only in U.S. Treasury obligations and repurchase agreements backed by U.S. Treasury securities. Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Looking forward, we believe that the risks to the economy are balanced such that the Fed will likely keep the federal funds target rate on hold in the first half of 2003. In fact, the Fed publicly shifted its policy focus in December from concern over slowing economic growth to a more neutral stance. Such a change in

PERFORMANCE SUMMARY
12/31/02
----------------------------------
Seven-day effective yield*   0.55%

Seven-day annualized yield   0.55%



*Seven-day effective yield assumes the compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/02. The Fund's average weighted maturity was 35 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not
guarantee future results.

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

focus or bias by the Fed indicates that they will likely move with the economy, and thus will need time to gather more data.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin Federal Money Fund




--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of December 31, 2002, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

FRANKLIN FEDERAL MONEY FUND
Financial Highlights

                                            SIX MONTHS ENDED                    YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2002    ------------------------------------------------
                                                (UNAUDITED)      2002      2001       2000      1999      1998
                                                --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........     $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
                                                --------------------------------------------------------------
Income from net investment operations - net
 investment income ...........................      .005        .018      .050       .048      .042      .047
Less distributions from net investment
 income ......................................     (.005)      (.018)    (.050)     (.048)    (.042)    (.047)
                                                --------------------------------------------------------------
Net asset value, end of period ...............     $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
                                                ==============================================================

Total return a ...............................      .47%       1.79%     5.08%      4.87%     4.32%     4.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............  $137,875    $141,058  $132,916   $147,938  $144,387  $134,621
Ratios to average net assets:
 Expenses b ..................................      .78% c      .77%      .79%       .76%      .78%      .82%
 Expenses excluding waiver and payments by
 affiliate b .................................      .79% c      .78%      .80%       .77%      .78%      .83%
 Net investment income .......................      .90% c     1.74%     5.01%      4.74%     4.23%     4.73%




a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
c Annualized

                       See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)



                                                         SHARES      VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS 100.3%
The U.S. Government Securities Money Market
 Portfolio (Note 1) (COST $138,276,250) ............  138,276,250 $138,276,250
OTHER ASSETS, LESS LIABILITIES (.3)% ...............                  (400,967)
                                                                  --------------
NET ASSETS 100.0% ..................................              $137,875,283
                                                                  ==============

                       See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)

Assets:
 Investments in securities, at value and cost ........  $138,276,250
 Receivables from capital shares sold ................       244,779
 Other assets ........................................        11,979
                                                        ------------
      Total assets ...................................   138,533,008
                                                        ------------
Liabilities:
 Payables:
 Capital shares redeemed .............................       447,731
 Affiliates ..........................................        64,401
 Shareholders ........................................       125,492
 Other liabilities ...................................        20,101
                                                        ------------
      Total liabilities ..............................       657,725
                                                        ------------
Net assets, at value .................................  $137,875,283
                                                        ============
Shares outstanding ...................................   137,875,283
                                                        ============
Net asset value per sharea ...........................         $1.00
                                                        ============

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

Investment income:
 Dividends .............................................     $1,124,721
                                                             ----------
Expenses:
 Administrative fees (Note 3) ..........................        306,685
 Transfer agent fees (Note 3) ..........................         98,524
 Reports to shareholders ...............................         12,797
 Registration and filing fees ..........................         34,943
 Professional fees .....................................          5,709
 Directors' fees and expenses ..........................          3,203
 Other .................................................          2,075
                                                             ----------
     Total expenses ....................................        463,936
                                                             ----------
       Net investment income ...........................        660,785
                                                             ----------
Net increase in net assets resulting from operations ...     $  660,785
                                                             ==========

                       See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Financial Statements (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2002

                                                                      SIX MONTHS           YEAR
                                                                         ENDED             ENDED
                                                                   DECEMBER 31, 2002   JUNE 30, 2002
                                                                   -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................................  $    660,785      $  2,523,218
 Distributions to shareholders from net investment income .........      (660,785)       (2,523,218)
 Capital share transactions (Note 2) ..............................    (3,182,755)        8,141,764
                                                                     ------------------------------
     Net increase (decrease) in net assets ........................    (3,182,755)        8,141,764
Net assets (there is no undistributed net investment income
 at beginning or end of year):
 Beginning of period ..............................................   141,058,038       132,916,274
                                                                     ------------------------------
 End of period ....................................................  $137,875,283      $141,058,038
                                                                     ==============================

                       See notes to financial statements.
                                                                               9

FRANKLIN FEDERAL MONEY FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2002, the Fund owns 69.28% of the Portfolio.

B. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN FEDERAL MONEY FUND
Notes to Financial Statements (unaudited) (CONTINUED)


2. CAPITAL STOCK

At December 31, 2002, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                    SIX MONTHS ENDED           YEAR ENDED
                                    DECEMBER 31, 2002        JUNE 30, 2002
                                    --------------------------------------
Shares sold ......................    $ 113,218,516          $ 289,143,451
Shares issued in
 reinvestment of distributions ...          679,531              2,516,083
Shares redeemed ..................     (117,080,802)          (283,517,770)
                                    --------------------------------------
Net increase (decrease) ..........    $  (3,182,755)         $   8,141,764
                                    ======================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  DAILY NET ASSETS
       -------------------------------------------------------------------------
          .455%   First $100 million
          .330%   Over $100 million, up to and including $250 million
          .280%   In excess of $250 million

Distributors received contingent deferred sales charges for the period of $308.

The Fund paid transfer agent fees of $98,524, of which $74,161 was paid to Investor Services.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                            SIX MONTHS ENDED                    YEAR ENDED JUNE 30,
                                            DECEMBER 31, 2002  ---------------------------------------------------
                                              (UNAUDITED)      2002       2001       2000      1999      1998
                                              --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period)
Net asset value, beginning of period ......        $1.00        $1.00      $1.00       $1.00      $1.00      $1.00
                                              --------------------------------------------------------------------
Income from investment operations -
 net investment income ....................         .008         .026       .059        .056       .051       .055
Less distributions from
 net investment income ....................        (.008)       (.026)     (.059)      (.056)     (.051)     (.055)
                                              --------------------------------------------------------------------
Net asset value, end of period ............        $1.00        $1.00      $1.00       $1.00      $1.00      $1.00
                                              ====================================================================

Total return a ............................         .82%        2.63%      6.08%       5.75%      5.18%      5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........   $5,371,273   $4,734,196 $4,490,919  $4,144,043 $3,672,404 $2,043,629
Ratios to average net assets:
 Expenses .................................         .15% b       .15%       .15%        .15%       .15%       .15%
 Expenses excluding waiver by affiliate ...         .16% b       .16%       .16%        .16%       .15%       .16%
 Net investment income ....................        1.62% b      2.56%      5.91%       5.65%      5.04%      5.50%


a Total return is not annualized for periods less than one year.
b Annualized

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)


                                                                                   PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                         AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT 27.9%

  Australia & New Zealand Banking, New York Branch, 1.76%, 1/23/03 - 1/24/03 ... $100,000,000  $  100,000,000
  Bank of Montreal, Chicago Branch, 1.69%, 1/15/03 .............................   25,000,000      25,000,097
  Banque Nationale De Paris, New York Branch, 1.68%, 1/09/03 ...................   75,000,000      75,000,166
  Bayerische Landesbank, New York Branch, 1.76%, 2/25/03 - 2/26/03 .............  100,000,000     100,001,532
  Credit Agricole, New York Branch, 1.75% - 2.73%, 1/17/03 - 3/11/03 ...........   75,000,000      75,000,000
  Dexia Bank, New York Branch, 1.31% - 1.335%, 2/07/03 - 2/18/03 ...............  125,000,000     125,001,537
  Lloyds Bank PLC, New York Branch, 1.32%, 3/18/03 - 3/19/03 ...................  100,000,000     100,001,059
  Rabobank Nederland N.V., New York Branch, 2.745% - 2.76%, 3/13/03 - 3/24/03 ..  100,000,000      99,975,224
  Royal Bank of Canada, New York Branch, 1.82% - 2.615%, 1/14/03 - 5/30/03 .....  125,000,000     124,995,249
  State Street Bank and Trust, Boston Branch, 1.33%, 3/03/03 - 3/04/03 .........  100,000,000     100,001,703
  Svenska Handelsbanken, New York Branch, 1.31% - 1.67%, 1/08/03 - 2/12/03 .....  100,000,000     100,000,678
  Toronto Dominion Bank, New York Branch, 1.65% - 1.78%, 1/10/03 - 1/27/03 .....  125,000,000     124,999,913
  UBS AG, Stamford Branch, 1.71% - 2.825%, 1/22/03 - 3/24/03 ...................  100,000,000     100,000,290
  Wells Fargo Bank N.A., San Francisco Branch, 1.68%, 4/01/03 ..................  100,000,000     100,091,119
  Westdeutsche Landesbank, New York Branch, 1.68% - 2.27%, 1/15/03 - 6/30/03 ...  150,000,000     149,985,131
                                                                                               --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $1,500,053,698) ..........................                1,500,053,698
                                                                                               --------------
  COMMERCIAL PAPER 32.2%
a Abbey National North America Corp., 1.30%, 2/13/03 - 2/14/03 .................  100,000,000      99,842,917
a American International Group, 1.69%, 1/17/03 - 1/21/03 .......................  100,000,000      99,915,500
a Bank of Montreal, 1.65%, 1/06/03 - 1/07/03 ...................................  100,000,000      99,974,792
a Barclays U.S. Funding Corp., 1.32% - 1.52%, 2/05/03 - 3/17/03 ................   75,000,000      74,857,361
a Canadian Wheat Board, 1.30%, 3/17/03 - 3/28/03 ...............................   57,000,000      56,831,542
a Coca Cola Co., 1.29% - 1.70%, 1/22/03 - 2/24/03 ..............................   94,963,000      94,836,049
a Commonwealth Bank of Australia, 1.795% - 1.82%, 1/13/03 ......................   73,000,000      72,955,905
a Den Danske Corp. Inc., 1.32% - 1.67%, 1/16/03 - 2/20/03 ......................  100,000,000      99,873,542
a General Electric Capital Corp., 1.31%, 2/03/03 - 2/04/03 .....................  100,000,000      99,878,097
a Internationale Ned. U.S. Funding, 1.52%, 1/29/03 - 1/30/03 ...................  100,000,000      99,879,667
a Nestle Capital Corp., 1.30%, 3/06/03 - 3/07/03 ...............................  100,000,000      99,767,083
a Novartis Finance Corp., 1.24% - 1.26%, 1/06/03 - 1/30/03 .....................   95,600,000      95,563,591
a Pfizer Inc., 1.29%, 2/21/03 - 2/27/03 ........................................  125,000,000     124,755,437
a Province of British Columbia, 1.70%, 1/21/03 .................................   21,400,000      21,379,789
a Salomon Smith Barney Holdings, 1.15%, 1/02/03 ................................  225,000,000     224,992,813
a Siemens Capital Corp., 1.30%, 2/20/03 ........................................   40,000,000      39,927,775
a Societe Generale of North America Inc., 1.33%, 2/10/03 - 2/11/03 .............  100,000,000      99,850,375
a Westpac Capital Corp., 1.30% - 1.34%, 3/14/03 - 4/07/03 ......................  125,000,000     124,602,000
                                                                                               --------------
  TOTAL COMMERCIAL PAPER (COST $1,729,684,235) .................................                1,729,684,235
                                                                                               --------------
  U.S. GOVERNMENT AGENCY SECURITIES 30.6%
  Fannie Mae, 1.23% - 1.47%, 1/02/03 - 5/14/03 .................................  996,564,000     993,952,614
  Federal Home Loan Bank, .75% - 1.235%, 1/02/03 - 2/07/03 .....................  180,125,000     179,948,326
  Federal Home Loan Mortgage Corp., 1.23% - 1.695%, 1/16/03 - 4/02/03 ..........  467,646,000     466,795,130
                                                                                               --------------
 TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $1,640,696,070) .................                1,640,696,070
                                                                                               --------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,870,434,003) ..........                4,870,434,003
                                                                                               --------------

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED) (CONT.)


                                                                                   PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                         AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS 9.1%
b ABN AMRO Bank, N.V., New York Branch, 1.20%, 1/02/03
  (Maturity Value $169,915,327) ..............................................  $169,904,000   $  169,904,000
   Collateralized by U.S. Government Agency Securities
b Deutsche Bank Securities Inc., 1.05%, 1/02/03
  (Maturity Value $60,408,524) ...............................................    60,405,000       60,405,000
  Collateralized by U.S. Treasury Notes
b Morgan Stanley & Co. Inc., 1.08%, 1/02/03 (Maturity Value $60,408,624) .....    60,405,000       60,405,000
   Collateralized by U.S. Treasury Notes
b UBS Warburg LLC, 1.25%, 1/02/03 (Maturity Value $200,013,889) ..............   200,000,000      200,000,000
   Collateralized by U.S. Government Agency Securities
                                                                                               --------------
 TOTAL REPURCHASE AGREEMENTS (COST $490,714,000) .............................                    490,714,000
                                                                                               --------------
 TOTAL INVESTMENTS (COST $5,361,148,003) 99.8% ...............................                  5,361,148,003
 OTHER ASSETS, LESS LIABILITIES .2% ..........................................                     10,125,209
                                                                                               --------------
 NET ASSETS 100.0%                                                                             $5,371,273,212
                                                                                               ==============






a Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
b See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                           SIX MONTHS ENDED                    YEAR ENDED JUNE 30,
                                           DECEMBER 31, 2002  -----------------------------------------------
                                              (UNAUDITED)      2002       2001       2000      1999      1998
                                              ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period)
Net asset value, beginning of period ........      $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
                                              ---------------------------------------------------------------
Income from investment operations -
 net investment income ......................       .008        .024      .056       .054      .049      .054
Less distributions from
 net investment income ......................      (.008)      (.024)    (.056)     (.054)    (.049)    (.054)
                                              ---------------------------------------------------------------
Net asset value, end of period ..............      $1.00       $1.00     $1.00      $1.00     $1.00     $1.00
                                              ===============================================================

Total return a ..............................       .77%       2.43%     5.75%      5.48%     4.97%     5.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........   $199,594    $226,676  $186,718   $221,993  $258,458  $263,226
Ratios to average net assets:
 Expenses ...................................       .15% b      .15%      .15%       .15%      .15%      .15%
 Expenses excluding waiver by affiliate .....       .16% b      .16%      .16%       .16%      .15%      .16%
 Net investment income ......................      1.53% b     2.33%     5.63%      5.36%     4.84%     5.40%


 a Total return is not annualized for periods less than one year.
 b Annualized

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (UNAUDITED)


                                                                                                 PRINCIPAL
  THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                           AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES 27.6%

  U.S. Treasury Bill, 3/06/03 ............................................................     $10,000,000 $  9,970,844
  U.S. Treasury Bill, 4/17/03 ............................................................      10,000,000    9,951,711
  U.S. Treasury Bill, 5/01/03 ............................................................       5,000,000    4,980,167
  U.S. Treasury Bill, 6/05/03 ............................................................       5,000,000    4,972,983
  U.S. Treasury Bill, 6/26/03 ............................................................       5,000,000    4,970,789
  U.S. Treasury Note, 4.75%, 1/31/03 .....................................................       5,000,000    5,010,258
  U.S. Treasury Note, 5.50%, 3/31/03 .....................................................       5,000,000    5,037,393
  U.S. Treasury Note, 5.50%, 5/31/03 .....................................................       5,000,000    5,061,497
  U.S. Treasury Note, 2.75%, 9/30/03 .....................................................       5,000,000    5,049,891
                                                                                                           ------------
  TOTAL GOVERNMENT SECURITIES (COST $55,005,533) .........................................                   55,005,533
                                                                                                           ------------
  REPURCHASE AGREEMENTS 72.3%
a ABN AMRO Bank, N.V., New York Branch, 1.05%, 1/02/03
   (Maturity Value $9,000,525) ..........................................................        9,000,000    9,000,000
   Collateralized by U.S. Treasury Bills
a Banc of America Securities LLC, 1.03%, 1/02/03 (Maturity Value $9,000,515) ............        9,000,000    9,000,000
   Collateralized by U.S. Treasury Bonds
a Barclays Capital Inc., 1.05%, 1/02/03 (Maturity Value $9,000,525) .....................        9,000,000    9,000,000
   Collateralized by U.S. Treasury Bills
a Bear, Stearns & Co. Inc., 1.125%, 1/02/03 (Maturity Value $20,001,250) ................       20,000,000   20,000,000
   Collateralized by U.S. Treasury Notes
a Deutsche Bank Securities Inc., 1.05%, 1/02/03 (Maturity Value $29,691,732) ............       29,690,000   29,690,000
   Collateralized by U.S. Treasury Notes
a Dresdner Kleinwort Wasserstein Securities LLC, 1.05%, 1/02/03
   (Maturity Value $9,000,525) ..........................................................        9,000,000    9,000,000
   Collateralized by U.S. Treasury Bills
a Goldman, Sachs & Co., 1.05%, 1/02/03 (Maturity Value $20,001,167) .....................       20,000,000   20,000,000
   Collateralized by U.S. Treasury Notes
a Morgan Stanley & Co. Inc., 1.08%, 1/02/03 (Maturity Value $29,696,782) ................       29,695,000   29,695,000
   Collateralized by U.S. Treasury Notes
a UBS Warburg LLC, 1.10%, 1/02/03 (Maturity Value $9,000,550) ...........................        9,000,000    9,000,000
   Collateralized by U.S. Treasury Bonds
                                                                                                           ------------
  TOTAL REPURCHASE AGREEMENTS (COST $144,385,000) .......................................                   144,385,000
                                                                                                           ------------
  TOTAL INVESTMENTS (COST $199,390,533) 99.9% ...........................................                   199,390,533
  OTHER ASSETS, LESS LIABILITIES .1% ....................................................                       203,477
                                                                                                           ------------
  NET ASSETS 100.0% .....................................................................                  $199,594,010
                                                                                                           ============


 a See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)


                                                                     THE U.S.
                                                                    GOVERNMENT
                                                      THE           SECURITIES
                                                  MONEY MARKET     MONEY MARKET
                                                    PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------
Assets:
 Investments in securities, at value and cost .. $4,870,434,003    $ 55,005,533
 Repurchase agreements, at value and cost ......    490,714,000     144,385,000
 Cash                                                     3,602           2,234
 Interest receivable ...........................     10,748,904         233,629
                                                 -------------------------------
        Total assets ...........................  5,371,900,509     199,626,396
                                                 -------------------------------
Liabilities:
 Payables:
    Affiliates .................................        613,431          26,645
 Other liabilities .............................         13,866           5,741
                                                 -------------------------------
       Total liabilities .......................        627,297          32,386
                                                 -------------------------------
Net assets, at value ........................... $5,371,273,212    $199,594,010
                                                 ===============================
Shares outstanding .............................  5,371,273,212     199,594,010
                                                 ===============================
Net asset value per share ......................          $1.00           $1.00
                                                 ===============================


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)


                                                                    THE U.S.
                                                                   GOVERNMENT
                                                        THE        SECURITIES
                                                    MONEY MARKET  MONEY MARKET
                                                      PORTFOLIO     PORTFOLIO
                                                    --------------------------
Investment income:
 Interest ....................................      $46,480,443    $1,898,501
                                                    --------------------------
Expenses:
 Management fees (Note 3) ....................        3,945,265       169,367
 Custodian fees ..............................           23,934         1,210
 Professional fees ...........................           23,361         8,908
 Other .......................................          106,202         1,071
                                                    --------------------------
      Total expenses .........................        4,098,762       180,556
      Expenses waived by affiliate (Note 3) ..         (151,731)      (11,625)
                                                    --------------------------
       Net expenses ..........................        3,947,031       168,931
                                                    --------------------------
        Net investment income ................       42,533,412     1,729,570
                                                    --------------------------
Net realized loss from investments ...........           (1,177)           --
                                                    --------------------------
Net increase in net assets resulting
 from operations .............................      $42,532,235    $1,729,570
                                                    ==========================

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2002

                                                                              THE U.S. GOVERNMENT SECURITIES
                                               THE MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO
                                            ------------------------------------------------------------------
                                               SIX MONTHS         YEAR            SIX MONTHS          YEAR
                                                  ENDED           ENDED              ENDED           ENDED
                                            DECEMBER 31, 2002  JUNE 30, 2002   DECEMBER 31, 2002  JUNE 30, 2002
                                            ------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ....................    $ 42,533,412     $ 125,672,808      $ 1,729,570      $ 5,015,722
Net realized gain (loss)
 from investments ........................          (1,177)           83,083               --               --
                                            ------------------------------------------------------------------
Net increase in net assets resulting
 from operations .........................      42,532,235       125,755,891        1,729,570        5,015,722
 Distributions to shareholders from
 net investment income ...................     (42,532,235) a  (125,755,891) b    (1,729,570)      (5,015,722)
 Capital share transactions (Note 2) .....     637,077,370       243,276,615      (27,082,486)      39,958,367
                                            ------------------------------------------------------------------
Net increase (decrease) in net assets ....     637,077,370       243,276,615      (27,082,486)      39,958,367
Net assets (there is no undistributed
 net investment income at beginning
 or end of period):
  Beginning of period ....................   4,734,195,842     4,490,919,227      226,676,496      186,718,129
                                            ------------------------------------------------------------------
  End of period ..........................  $5,371,273,212    $4,734,195,842     $199,594,010     $226,676,496
                                            ==================================================================



 a Distributions were decreased by a net realized loss from investments of $1,177.
 b Distributions were increased by a net realized gain from investments of $83,083.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2002, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                            THE
                                                            THE        U.S. GOVERNMENT
                                                       MONEY MARKET   SECURITIES MONEY
                                                         PORTFOLIO    MARKET PORTFOLIO
                                                     --------------------------------
Six months ended December 31, 2002
 Shares sold ....................................... $3,481,009,225     $192,151,217
 Shares issued in reinvestment of distributions ....     42,535,252        1,729,280
 Shares redeemed ................................... (2,886,467,107)    (220,962,983)

      Net increase (decrease) ......................  $ 637,077,370     $(27,082,486)
                                                     ================================
Year ended June 30, 2002
 Shares sold ....................................... $7,836,706,875     $356,762,722
 Shares issued in reinvestment of distributions ....    125,757,515        5,017,250
 Shares redeemed ................................... (7,719,187,775)    (321,821,605)
                                                     --------------------------------
      Net increase .................................  $ 243,276,615     $ 39,958,367
                                                     ================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

At December 31, 2002, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                               PERCENTAGE OF
                                                                                 SHARES      OUTSTANDING SHARES
                                                                          --------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ...................  2,899,699,840         53.99%
Franklin Money Fund ......................................................  2,129,444,802         39.64%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..............    188,366,672          3.51%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ......    153,761,898          2.86%

At December 31, 2002, the shares of The U.S. Government Securities Money Market
Portfolio were owned by the following funds:

                                                                                               PERCENTAGE OF
                                                                                 SHARES      OUTSTANDING SHARES
                                                                          --------------------------------------
Franklin Federal Money Fund ..............................................    138,276,250         69.28%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio ..................................................     61,317,760         30.72%



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

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

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



LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund

FRANKLIN TECHNOLOGY FUND
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Fund Allocator Series
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8

Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11



1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.
                                                                           12/02

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
--------------------------------------------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.

SEMIANNUAL REPORT
FRANKLIN FEDERAL MONEY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Federal Money Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

113 S2002 02/03

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